UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21547

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Global Total Return Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court,
Naperville, Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Founder,
Chairman and Global Chief Investment Officer
Calamos Advisors LLC,
2020 Calamos Court,
Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2018

DATE OF REPORTING PERIOD: January 31, 2018

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS (15.6%)
	Consumer Discretionary (3.7%)
35,000	AV Homes, Inc.µ 6.625%, 05/15/22	$36,618
45,000	Beverages & More, Inc.µ* 11.500%, 06/15/22	42,567
	CCO Holdings, LLC / CCO Holdings Capital Corp.µ*
85,000	5.125%, 05/01/27	83,001
60,000	5.000%, 02/01/28	58,088
108,000	Century Communities, Inc.µ 5.875%, 07/15/25	109,764
65,000	CRC Escrow Issuer, LLC*^ 5.250%, 10/15/25	64,887
1,000,000	Dana Financing Luxembourg Sarlµ* 6.500%, 06/01/26	1,085,310
153,000	DISH DBS Corp.^ 5.875%, 11/15/24	145,424
105,000	Eldorado Resorts, Inc.µ 6.000%, 04/01/25	109,950
55,000	GameStop Corp.µ* 6.750%, 03/15/21	56,983
80,000	goeasy, Ltd.µ* 7.875%, 11/01/22	85,388
30,000	Guitar Center, Inc.µ* 6.500%, 04/15/19	29,379
185,000	L Brands, Inc.µ 6.875%, 11/01/35	190,113
60,000	Lions Gate Entertainment Corp.µ* 5.875%, 11/01/24	63,917
60,000	M/I Homes, Inc.µ 5.625%, 08/01/25	61,217
120,000	Mattel, Inc.*^ 6.750%, 12/31/25	121,745
60,000	Penske Automotive Group, Inc.µ 5.500%, 05/15/26	61,433
	PetSmart, Inc.*
33,000	5.875%, 06/01/25µ	25,519
10,000	8.875%, 06/01/25^	6,363
	Rite Aid Corp.
120,000	7.700%, 02/15/27µ	107,533
75,000	6.125%, 04/01/23*^	70,066
110,000	Salem Media Group, Inc.µ* 6.750%, 06/01/24	108,496
75,000	Sally Holdings, LLC / Sally Capital, Inc.^ 5.625%, 12/01/25	74,810
900,000	Service Corp. Internationalµ 7.500%, 04/01/27	1,075,572
60,000	Sotheby’sµ* 4.875%, 12/15/25	58,919
500,000	Toll Brothers Finance Corp.µ 4.000%, 12/31/18	506,455
10,000	VOC Escrow , Ltd.* 5.000%, 02/15/28	9,996
		4,449,513
	Consumer Staples (0.5%)
65,000	Albertsons Companies, LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s, LLC^ 5.750%, 03/15/25	58,256
PRINCIPAL AMOUNT		VALUE
55,000	Fresh Market, Inc.*^ 9.750%, 05/01/23	$38,569
	JBS USA LUX SA / JBS USA Finance, Inc.*
250,000	7.250%, 06/01/21	255,460
65,000	8.250%, 02/01/20	65,391
	New Albertson’s, Inc.
45,000	7.450%, 08/01/29^	39,670
30,000	8.000%, 05/01/31µ	26,878
15,000	7.750%, 06/15/26	13,636
	Pilgrim’s Pride Corp.µ*
15,000	5.750%, 03/15/25	15,229
10,000	5.875%, 09/30/27 Post Holdings, Inc.*	10,051
60,000	5.750%, 03/01/27µ	60,390
14,000	5.625%, 01/15/28^	13,983
		597,513
	Energy (1.7%)
55,000	Buckeye Partners, LP‡ 6.375%, 01/22/78 3 mo. USD LIBOR + 4.02%	56,170
100,000	Calfrac Holdings, LPµ* 7.500%, 12/01/20	100,375
75,000	California Resources Corp.µ* 8.000%, 12/15/22	63,234
	Carrizo Oil & Gas, Inc.µ
40,000	8.250%, 07/15/25	44,117
34,000	6.250%, 04/15/23	35,201
65,000	Chesapeake Energy Corp.µ* 8.000%, 01/15/25	65,762
15,000	CONSOL Energy, Inc.µ* 11.000%, 11/15/25	16,160
15,000	Crow nRock, LP / Crow nRock Finance, Inc.µ* 5.625%, 10/15/25	15,198
80,000	DCP Midstream Operating, LPµ*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	76,914
30,000	DCP Midstream, LP^‡ 7.375%, 12/15/22 3 mo. USD LIBOR + 5.15%	30,902
15,000	Diamond Offshore Drilling, Inc.µ 7.875%, 08/15/25	15,922
115,000	Energy Transfer Equity, LPµ 5.500%, 06/01/27	121,473
140,000	Energy Transfer Partners, LPµ‡ 4.791%, 11/01/66 3 mo. USD LIBOR + 3.02%	125,563
	Genesis Energy, LP / Genesis Energy Finance Corp.
65,000	6.500%, 10/01/25^	66,278
55,000	6.250%, 05/15/26µ	54,988
100,000	Gulfport Energy Corp.µ 6.375%, 05/15/25	101,705
125,000	Halcon Resources Corp. 6.750%, 02/15/25	132,188
25,000	Lonestar Resources America, Inc.µ* 11.250%, 01/01/23	26,043
30,000	Moss Creek Resources Holdings, Inc.µ* 7.500%, 01/15/26	31,236
5,000	Nabors Industries, Inc.*^ 5.750%, 02/01/25	4,924

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
55,000	Par Petroleum, LLC / Petroleum Finance Corp.µ* 7.750%, 12/15/25	$55,251
65,000	PDC Energy, Inc.µ* 5.750%, 05/15/26	66,498
65,000	Plains All American Pipeline, LP^‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	65,494
65,000	QEP Resources, Inc.^ 5.625%, 03/01/26	66,630
120,000	SESI, LLC*^ 7.750%, 09/15/24	129,264
25,000	SM Energy Companyµ 6.750%, 09/15/26	26,116
45,000	Southwestern Energy Company^ 7.500%, 04/01/26	47,167
40,000	Sunoco, LP / Sunoco Finance Corp.µ* 5.500%, 02/15/26	40,833
60,000	Transocean, Inc.µ* 7.500%, 01/15/26	62,524
65,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.µ* 8.750%, 04/15/23	65,455
120,000	Weatherford International, Ltd.^ 8.250%, 06/15/23	127,175
65,000	Whiting Petroleum Corp.µ* 6.625%, 01/15/26	66,519
75,000	WildHorse Resource Development Corp.µ 6.875%, 02/01/25	77,829
		2,081,108
	Financials (1.8%)
125,000	Acrisure, LLC / Acrisure Finance, Inc.µ* 7.000%, 11/15/25	124,749
120,000	Ally Financial, Inc.µ 8.000%, 11/01/31	153,259
75,000	AssuredPartners, Inc.µ* 7.000%, 08/15/25	77,200
115,000	Charles Schwab Corp.^‡ 5.000%, 12/01/27 3 mo. USD LIBOR + 2.58%	113,814
15,000	Citadel, LPµ* 5.375%, 01/17/23	15,560
75,000	CyrusOne, LP / CyrusOne Finance Corp.µ 5.375%, 03/15/27	78,111
100,000	Dell International, LLC / EMC Corp.µ* 6.020%, 06/15/26	109,497
65,000	Discover Financial Servicesµ‡ 5.500%, 10/30/27 3 mo. USD LIBOR + 3.08%	66,111
25,000	Greystar Real Estate Partners, LLCµ* 5.750%, 12/01/25	25,819
35,000	HUB International, Ltd.µ* 7.875%, 10/01/21	36,422
75,000	Iron Mountain, Inc.*^ 5.250%, 03/15/28	72,881
200,000	Jefferies Finance, LLCµ* 7.250%, 08/15/24	207,889
PRINCIPAL AMOUNT		VALUE
50,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.µ* 5.250%, 10/01/25	$50,127
35,000	Level 3 Financing, Inc.µ 5.375%, 05/01/25	35,118
60,000	LPL Holdings, Inc.µ* 5.750%, 09/15/25	61,272
65,000	MetLife, Inc.µ 6.400%, 12/15/66	74,316
110,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.µ 6.500%, 07/01/21	111,532
110,000	Navient Corp.^ 6.750%, 06/25/25	115,419
50,000	NexBank Capital, Inc.*‡& 6.375%, 09/30/27 3 mo. USD LIBOR + 4.59%	50,682
100,000	Oil Insurance, Ltd.*‡ 4.677%, 03/05/18 3 mo. USD LIBOR + 2.98%	97,294
160,000	Quicken Loans, Inc.µ* 5.750%, 05/01/25	163,578
25,000	Radian Group, Inc.µ 4.500%, 10/01/24	25,194
	Springleaf Finance Corp.
61,000	8.250%, 10/01/23^	67,555
25,000	5.625%, 03/15/23µ	25,076
20,000	Towne Bank‡ 4.500%, 07/30/27 3 mo. USD LIBOR + 2.55%	20,372
130,000	Tronox Finance, PLCµ* 5.750%, 10/01/25	133,477
25,000	VEREIT Operating Partnership, LP^ 3.950%, 08/15/27	24,235
		2,136,559
	Health Care (2.5%)
119,000	Acadia Healthcare Company, Inc.µ 6.500%, 03/01/24	124,801
	Community Health Systems, Inc.^
150,000	7.125%, 07/15/20	131,284
40,000	6.875%, 02/01/22	28,500
25,000	8.000%, 11/15/19	23,459
190,000	DaVita, Inc.µ 5.125%, 07/15/24	191,610
110,000	Endo International, PLCµ* 7.250%, 01/15/22	96,312
60,000	Endo, Ltd.*^ 6.000%, 07/15/23	47,167
115,000	Greatbatch, Ltd.µ* 9.125%, 11/01/23	125,242
	HCA, Inc.µ
920,000	5.875%, 05/01/23	987,450
55,000	7.500%, 11/06/33	61,355
65,000	Magellan Health, Inc.µ 4.400%, 09/22/24	65,042
75,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	64,234
20,000	Team Health Holdings, Inc.* 6.375%, 02/01/25	18,681
145,000	Tenet Healthcare Corp. 6.750%, 06/15/23^	143,229

See accompanying Notes to Schedule of Investments

Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
100,000	5.125%, 05/01/25µ*	$99,865
110,000	Teva Pharmaceutical Finance Company, BVµ^ 2.950%, 12/18/22	100,454
90,000	Teva Pharmaceutical Finance IV, BVµ 3.650%, 11/10/21	87,216
25,000	Teva Pharmaceutical Finance IV, LLC^ 2.250%, 03/18/20	24,305
60,000	Teva Pharmaceutical Finance Netherlands III, BV^ 2.200%, 07/21/21	55,951
460,000	Valeant Pharmaceuticals International, Inc.µ* 7.250%, 07/15/22	457,228
120,000	9.000%, 12/15/25	123,596
50,000	West Street Merger Sub, Inc.µ* 6.375%, 09/01/25	50,668
		3,107,649
	Industrials (1.3%)
70,000	Allison Transmission, Inc.µ* 4.750%, 10/01/27	69,847
20,000	American Woodmark Corp.* 4.875%, 03/15/26	20,075
65,000	Beacon Escrow Corp.µ* 4.875%, 11/01/25	64,844
60,000	Bombardier, Inc.µ* 7.500%, 12/01/24	63,170
40,000	Catalent Pharma Solutions, Inc.µ* 4.875%, 01/15/26	40,038
30,000	Covanta Holding Corp.µ 5.875%, 03/01/24	30,745
60,000	Delphi Technologies, PLCµ* 5.000%, 10/01/25	59,969
15,000	FXI Holdings, Inc.µ* 7.875%, 11/01/24	14,987
180,000	Golden Nugget, Inc.µ* 6.750%, 10/15/24	186,314
35,000	Great Lakes Dredge & Dock Corp.µ 8.000%, 05/15/22	36,863
95,000	H&E Equipment Services, Inc.µ* 5.625%, 09/01/25	98,649
10,000	Hertz Corp.*^ 7.625%, 06/01/22	10,473
65,000	Icahn Enterprises, LPµ 6.375%, 12/15/25*	66,217
43,000	6.750%, 02/01/24	44,794
62,000	Jeld-Wen, Inc.µ* 4.625%, 12/15/25	62,129
35,000	JPW Industries Holding Corp.µ* 9.000%, 10/01/24	36,826
70,000	Meritor, Inc.µ 6.250%, 02/15/24	73,586
15,000	Multi-Color Corp.µ* 4.875%, 11/01/25	15,069
90,000	Navistar International Corp.µ* 6.625%, 11/01/25	94,487
40,000	Park Aerospace Holdings, Ltd.* 5.500%, 02/15/24µ	39,653
35,000	4.500%, 03/15/23^	33,758
55,000	Park-Ohio Industries, Inc.^ 6.625%, 04/15/27	59,052
PRINCIPAL AMOUNT		VALUE
52,000	Scientific Games International, Inc.µ* 5.000%, 10/15/25	$52,156
35,000	Tennant Companyµ* 5.625%, 05/01/25	36,574
55,000	TransDigm, Inc.µ 6.500%, 05/15/25	56,560
5,000	Trident Merger Sub, Inc.µ* 6.625%, 11/01/25	5,044
10,000	TriMas Corp.µ* 4.875%, 10/15/25	10,109
35,000	United Continental Holdings, Inc. 4.250%, 10/01/22	35,235
95,000	United Rentals North America, Inc.µ 4.875%, 01/15/28	95,082
25,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	25,463
		1,537,768
	Information Technology (1.2%)
	Alliance Data Systems Corp.*
120,000	5.875%, 11/01/21	123,374
50,000	5.375%, 08/01/22^	50,640
50,000	Cardtronics, Inc.µ* 5.500%, 05/01/25	46,660
40,000	CBS Radio, Inc.µ* 7.250%, 11/01/24	42,065
55,000	CDK Global, Inc.µ* 4.875%, 06/01/27	55,252
70,000	Clear Channel Worldwide Holdings, Inc.^ 7.625%, 03/15/20	69,238
70,000	CommScope Technologies, LLCµ* 6.000%, 06/15/25	73,849
695,000	First Data Corp. - Class Aµ*^ 7.000%, 12/01/23	733,979
60,000	Harland Clarke Holdings Corp.µ* 8.375%, 08/15/22	62,585
45,000	Nuance Communications, Inc.µ
	5.625%, 12/15/26	46,641
65,000	TTM Technologies, Inc.µ*
	5.625%, 10/01/25	66,926
40,000	VFH Parent, LLCµ* 6.750%, 06/15/22	42,085
		1,413,294
	Materials (1.1%)
72,000	AK Steel Corp.µ 6.375%, 10/15/25	71,435
165,000	ArcelorMittal, SAµ 7.500%, 10/15/39	213,159
200,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.µ* 6.000%, 02/15/25	207,113
35,000	First Quantum Minerals, Ltd.* 7.000%, 02/15/21	36,235
160,000	Freeport-McMoRan, Inc.^ 4.550%, 11/14/24	162,576
25,000	Kinross Gold Corp.µ* 4.500%, 07/15/27	25,218
270,000	New Gold, Inc.µ* 6.375%, 05/15/25	286,486

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
170,000	PBF Holding Company, LLC / PBF Finance Corp.^ 7.250%, 06/15/25	$179,604
120,000	United States Steel Corp.µ^ 6.875%, 08/15/25	126,053
5,000	Warrior Met Coal, Inc.µ* 8.000%, 11/01/24	5,272
		1,313,151
	Real Estate (0.1%)
2,000	Crescent Communities, LLC/Crescent Ventures, Inc.µ* 8.875%, 10/15/21	2,129
100,000	MPT Operating Partnership, LP / MPT Finance Corp.µ 5.000%, 10/15/27	99,321
65,000	Starwood Property Trust, Inc.µ* 4.750%, 03/15/25	64,424
		165,874
	Telecommunication Services (1.4%)
60,000	CB Escrow Corp.µ* 8.000%, 10/15/25	60,564
200,000	CSC Holdings, LLC*^ 5.500%, 04/15/27	202,893
200,000	Embarq Corp.µ 7.995%, 06/01/36	194,729
115,000	Frontier Communications Corp. 7.625%, 04/15/24^	76,074
80,000	9.000%, 08/15/31^	52,310
55,000	8.500%, 04/15/20µ	53,801
40,000	Hughes Satellite Systems Corp.µ 6.625%, 08/01/26	42,397
100,000	Intelsat Jackson Holdings, SA 9.750%, 07/15/25µ*	92,280
60,000	7.500%, 04/01/21^	51,292
35,000	8.000%, 02/15/24µ*	36,795
65,000	Qwest Corp.µ 6.875%, 09/15/33	63,456
25,000	SBA Communications Corp.µ* 4.000%, 10/01/22	24,698
325,000	Sprint Corp. 7.875%, 09/15/23^	344,151
85,000	7.125%, 06/15/24µ	86,283
100,000	T-Mobile USA, Inc. 6.625%, 04/01/23µ	103,965
35,000	4.750%, 02/01/28^	35,155
105,000	United States Cellular Corp.µ 6.700%, 12/15/33	111,191
63,000	Windstream Services, LLC 8.625%, 10/31/25µ*	58,943
34,000	7.750%, 10/01/21	25,730
6,000	7.750%, 10/15/20^	5,149
		1,721,856
	Utilities (0.3%)
110,000	Dynegy, Inc.*^ 8.125%, 01/30/26	121,338
	NGPL PipeCo, LLCµ*
20,000	4.875%, 08/15/27	20,531
20,000	4.375%, 08/15/22	20,294
70,000	NRG Energy, Inc.^ 6.625%, 01/15/27	74,197
43,000	5.750%, 01/15/28*	43,104
PRINCIPAL AMOUNT			VALUE
35,000		PPL Capital Funding, Inc.^‡ 4.358%, 03/30/67 3 mo. USD LIBOR + 2.67%	$34,801
40,000		Talen Energy Supply, LLC*^ 10.500%, 01/15/26	40,389
65,000		Terra Form Power Operating, LLCµ* 5.000%, 01/31/28	64,123
			418,777
		TOTAL CORPORATE BONDS (Cost $18,581,377)	18,943,062

CONVERTIBLE BONDS (31.2%)
		Consumer Discretionary (7.6%)
1,400,000		Cie Generale des Etablissements Michelinµ
		0.000%, 01/10/22	1,519,525
1,480,000		Liberty Interactive, LLC 1.750%, 09/30/46µ*	1,828,806
125,817		4.000%, 11/15/29	89,152
110,000		3.750%, 02/15/30	77,099
460,000		LVMH Moet Hennessy Louis Vuitton, SE 0.000%, 02/16/21	1,444,589
770,000		Marriott Vacations Worldwide Corp.µ* 1.500%, 09/15/22	909,528
975,000		Tesla, Inc.µ 1.250%, 03/01/21	1,121,664
700,000		Vipshop Holdings, Ltd.µ 1.500%, 03/15/19	755,923
11,000,000	HKD	Zhongsheng Group Holdings, Ltd. 0.000%, 10/25/18	1,484,567
			9,230,853
		Financials (3.6%)
800,000	EUR	AURELIUS Equity Opportunities SE & Co. KGaAµ 1.000%, 12/01/20	1,224,779
900,000	EUR	Corestate Capital Holding, SA 1.375%, 11/28/22	1,129,139
436,000		IAC FinanceCo, Inc.*^ 0.875%, 10/01/22	494,513
150,000,000	JPY	Mitsubishi Chemical Holdings Corp.µ 0.000%, 03/29/24	1,535,662
			4,384,093
		Health Care (2.3%)
700,000	EUR	Bayer Capital Corp., BVµ 5.625%, 11/22/19	986,937
1,635,000		Illumina, Inc.^ 0.000%, 06/15/19	1,796,906
			2,783,843
		Industrials (6.8%)
110,000,000	JPY	ANA Holdings, Inc.µ 0.000%, 09/19/24	1,062,396
750,000		Haitian International Holdings, Ltd. 2.000%, 02/13/19	858,585
11,000,000	HKD	Harvest International Company 0.000%, 11/21/22	1,486,367

See accompanying Notes to Schedule of Investments

Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
140,000,000	JPY	Kansai Paint Company, Ltd.µ 0.000%, 06/17/19	$1,406,650
1,200,000		Larsen & Toubro, Ltd.µ 0.675%, 10/22/19	1,315,932
700,000	EUR	Prysmian S.p.A.µ 1.250%, 03/08/18	1,099,249
863,100	EUR	Safran, SA 0.000%, 12/31/20	1,127,984
			8,357,163
		Information Technology (5.7%)
750,000		II-VI, Inc.*^ 0.250%, 09/01/22	846,341
1,345,000		Lumentum Holdings, Inc.*^ 0.250%, 03/15/24	1,438,505
1,210,000		Nice Systems, Inc.µ 1.250%, 01/15/24	1,477,707
755,000		RealPage, Inc.µ* 1.500%, 11/15/22	997,804
771,000		Weibo Corp.µ*^ 1.250%, 11/15/22	935,832
1,150,000		Workday, Inc.µ* 0.250%, 10/01/22	1,202,917
			6,899,106
		Materials (2.8%)
1,235,000		Cemex, SAB de CVµ 3.720%, 03/15/20	1,319,560
1,920,000		Royal Gold, Inc.µ^ 2.875%, 06/15/19	2,072,765
			3,392,325
		Real Estate (1.2%)
500,000	EUR	Aroundtown Property Holdings, PLC 1.500%, 01/18/21	780,429
654,000		AYC Finance, Ltd.µ 0.500%, 05/02/19	711,369
			1,491,798
		Telecommunication Services (1.2%)
1,400,000		Telenor East Holding II ASµ 0.250%, 09/20/19	1,458,205
		TOTAL CONVERTIBLE BONDS (Cost $36,688,946)	37,997,386

U.S. GOVERNMENT AND AGENCY SECURITIES (2.4%)
1,410,000		United States Treasury Note^ 1.875%, 05/31/22	1,376,175
1,545,000		United States Treasury Note 1.875%, 10/31/22	1,501,781
			2,877,956

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $2,917,140)	2,877,956

BANK LOANS (0.3%)
		Consumer Discretionary (0.1%)
130,000		Weight Watchers International, Inc. 6.426%, 11/29/24	131,990
PRINCIPAL AMOUNT		VALUE
	Financials (0.1%)
55,000	GLP Financing, LLC 3.059%, 04/28/21	$54,932
	Telecommunication Services (0.1%)
60,000	Intelsat Jackson Holdings, SA 6.625%, 01/14/24	60,487
59,850	New Media Holdings II, LLC! 0.000%, 06/04/20	60,523
		121,010
	TOTAL BANK LOANS (Cost $305,505)	307,932

NUMBER OF SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (9.6%)

		Energy (0.2%)
9,685		NuStar Energy, LP‡ 8.500%, 12/15/21 3 mo. USD LIBOR + 6.77%	244,256
		Health Care (2.6%)
3,280		Allergan, PLC 5.500%, 03/01/18	2,124,456
17,100		Anthem, Inc. 5.250%, 05/01/18	1,027,026
			3,151,482
		Industrials (0.7%)
13,700		Rexnord Corp. 5.750%, 11/15/19	840,221
		Real Estate (1.0%)
3,643		American Tower Corp. 5.500%, 02/15/18	469,036
670		Crown Castle International Corp. 6.875%, 08/01/20	749,623
			1,218,659
		Telecommunication Services (4.1%)
21,460		Alibaba Exchangeable (Softbank)*§ 5.750%, 06/03/19	4,927,651
		Utilities (1.0%)
		NextEra Energy, Inc.
18,120		6.123%, 09/01/19	1,024,867
3,561		6.371%, 09/01/18	252,689
			1,277,556
		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $11,590,458)	11,659,825

COMMON STOCKS (76.6%)
		Consumer Discretionary (4.7%)
21,000	EUR	Daimler, AG	1,923,320
780		GameStop Corp. - Class A^	13,112
75,300	JPY	Panasonic Corp.	1,117,994
17,900		Starbucks Corp.	1,016,899

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF SHARES			VALUE
15,700		Walt Disney Company	$1,706,119
			5,777,444
		Consumer Staples (9.6%)
33,454		Coca-Cola Company~	1,592,076
9,500	EUR	Danone	817,631
43,000	GBP	Diageo, PLC	1,547,671
35,390	JPY	Japan Tobacco, Inc.	1,172,817
14,000	EUR	Kerry Group, PLC - Class A	1,489,798
28,600	CHF	Nestlé, SA	2,470,523
13,650	EUR	Unilever, NV	787,907
17,000		Wal-Mart Stores, Inc.	1,812,200
			11,690,623
		Energy (7.8%)
15,250		Anadarko Petroleum Corp.~	915,763
6,000		Chevron Corp.	752,100
1,300,000	HKD	China Petroleum & Chemical Corp.	1,123,740
3,810		Enterprise Products Partners, LP	105,232
14,715		Exxon Mobil Corp.	1,284,619
1,300		Magellan Midstream Partners, LP	92,807
44,065	EUR	Royal Dutch Shell, PLC - Class A	1,547,430
22,200		Schlumberger, Ltd.	1,633,476
2,505		Spectra Energy Partners, LP	107,064
960		Targa Resources Corp.^	46,080
25,740	EUR	TOTAL, SA	1,492,403
25,700	CAD	Tourmaline Oil Corp.#	415,170
			9,515,884

		Financials (16.7%)
102,400	HKD	AIA Group, Ltd.	874,649
88,900		Bank of America Corp.~	2,844,800
11,800	EUR	BNP Paribas, SA	974,606
84,400	CHF	Credit Suisse Group, AG#	1,632,382
36,500		E*TRADE Financial Corp.#	1,923,550
50,000	INR	HDFC Bank, Ltd.	1,573,085
41,300	INR	Indiabulls Housing Finance, Ltd.	898,809
22,100		JPMorgan Chase & Company	2,556,307
195,000	JPY	Mitsubishi UFJ Financial Group, Inc.	1,474,467
135,000	HKD	Ping An Insurance Group Company of China, Ltd.	1,590,028
6,700		PNC Financial Services Group, Inc.	1,058,734
47,000	GBP	Prudential, PLC	1,272,293
43,500		Sberbank of Russia PJSC	876,661
36,600	EUR	UniCredit S.p.A#	806,942
			20,357,313
		Health Care (7.9%)
10,900		AbbVie, Inc.	1,223,198
6,500		Alexion Pharmaceuticals, Inc.~#	775,580
21,300		Baxter International, Inc.	1,534,239
5,200		Celgene Corp.#	526,032
17,700		Johnson & Johnson	2,445,963
2,000		Regeneron Pharmaceuticals, Inc.#	733,300
6,450	CHF	Roche Holding, AG	1,593,628
3,100		UnitedHealth Group, Inc.	734,018
			9,565,958
		Industrials (9.0%)
25,600		Delta Air Lines, Inc.	1,453,312
9,400	JPY	FANUC Corp.	2,551,333
NUMBER OF SHARES			VALUE
24,400		General Electric Companyµ	$394,548
192,000	GBP	International Consolidated Airlines Group, SA	1,744,584
9,800	EUR	KION Group, AG	900,765
52,800	JPY	Komatsu, Ltd.	2,075,171
4,100		Raytheon Company	856,654
10,200	EUR	Schneider Electric, SE#	955,712
			10,932,079
		Information Technology (18.8%)
3,400		Alphabet, Inc. - Class A#	4,019,548
19,400		Apple, Inc.	3,248,142
9,200	EUR	ASML Holding, NV	1,865,194
4,300		Broadcom, Ltd.	1,066,529
9,100		Facebook, Inc. - Class Aµ#	1,700,699
4,500		MasterCard, Inc. - Class A	760,500
20,200		Microsoft Corp.	1,919,202
4,000	JPY	Nintendo Company, Ltd.	1,811,659
272,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	2,377,090
68,900	HKD	Tencent Holdings, Ltd.	4,071,124
			22,839,687
		Materials (1.3%)
272,000	GBP	Glencore, PLC#	1,558,939
		Telecommunication Services (0.8%)
11,500	JPY	SoftBank Group Corp.	955,511

		TOTAL COMMON STOCKS (Cost $88,312,260)	93,193,438
RIGHTS (0.1%) #
		Financials (0.1%)
36,600		Unicredit S.p.A. (Cost $—)	64,071

EXCHANGE-TRADED FUNDS (1.0%)
		Other (1.0%)
8,425		iShares iBoxx High Yield Corporate Bond ETF^	735,502
14,675		SPDR Barclays Capital High Yield Bond ETF^	538,573

		TOTAL EXCHANGE-TRADED FUNDS (Cost $1,282,330)	1,274,075

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (2.2%) #
	Consumer Discretionary (0.6%)
16	Amazon.com, Inc.
1,600	Call, 04/20/18, Strike $1,240.00	382,960
5	Priceline Group, Inc.
500	Call, 01/17/20, Strike $1,920.00	169,475
330	Sony Corp.
33,000	Call, 04/20/18, Strike $45.00	146,850
		699,285

See accompanying Notes to Schedule of Investments

Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
	Consumer Staples (0.2%)
115	Estee Lauder Companies Inc.
11,500	Call, 01/18/19, Strike $125.00	$217,350

	Energy (0.2%)
100	Pioneer Natural Resources
10,000	Company
	Call, 06/15/18, Strike $185.00	133,500
350	Taiwan Semiconductor
35,000	Manufacturing Company, Ltd.
	Call, 01/18/19, Strike $45.00	159,250
		292,750

	Financials (0.2%)
625	Sberbank Of Russia PJSC
62,500	Call, 06/15/18, Strike $18.50	151,494
290	Zions BanCorp.
29,000	Call, 04/20/18, Strike $50.00	150,800
		302,294

	Information Technology (0.1%)
120	Alibaba Group Holding, Ltd.
12,000	Put, 02/02/18, Strike $190.00	11,100
65	Baidu, Inc.
6,500	Call, 03/16/18, Strike $240.00	112,613
50	NVIDIA Corp.
5,000	Call, 02/16/18, Strike $240.00	77,375
		201,088

	Materials (0.1%)
100	Air Products & Chemicals, Inc.
10,000	Call, 06/15/18, Strike $170.00	67,000

	Other (0.8%)
610	iShares China Large-Cap ETF
61,000	Put, 02/16/18, Strike $47.00	4,270
	iShares MSCI EAFE ETF
1,425
142,500	Put, 03/16/18, Strike $72.00	94,050
1,260
126,000	Put, 04/20/18, Strike $73.00	161,910
1,100
110,000	Put, 03/16/18, Strike $70.00	42,900
	iShares MSCI Emerging Markets
893
89,300	Put, 03/16/18, Strike $49.00	54,919
780
78,000	Put, 04/20/18, Strike $49.00	77,220
650
65,000	Put, 03/16/18, Strike $46.00	14,950
475	iShares MSCI Japan ETF
47,500	Call, 03/16/18, Strike $62.00	85,025
450	iShares Russell 2000 Value ETF
45,000	Call, 05/18/18, Strike $131.00	135,000
	S&P 500 Index
37
3,700	Put, 03/16/18, Strike $2,745.00	82,695
35
3,500	Put, 04/20/18, Strike $2,775.00	154,525
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
27
2,700	Put, 03/16/18, Strike $2,680.00	$36,045
		943,509

	TOTAL PURCHASED OPTIONS (Cost $2,864,146)	2,723,276

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (2.2%)
1,349,066	Fidelity Prime Money Market Fund - Institutional Class, 1.51%***	1,349,471
1,348,164	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.21%***	1,348,164

	TOTAL SHORT TERM INVESTMENTS (Cost $2,697,635)	2,697,635

TOTAL INVESTMENTS (141.2%) (Cost $165,239,797)		171,738,656

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-9.9%)		(12,000,000)

LIABILITIES, LESS OTHER ASSETS (-31.3%)		(38,071,540)

NET ASSETS (100.0%)		$121,667,116

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (-0.2%) #
	Other (-0.2%)
610	iShares China Large-Cap ETF
61,000	Put, 02/16/18, Strike $43.00	(1,220)
	iShares MSCI EAFE ETF
1,425
142,500	Put, 03/16/18, Strike $68.00	(35,625)
1,260
126,000	Put, 04/20/18, Strike $69.00	(74,340)
1,100
110,000	Put, 03/16/18, Strike $66.00	(18,700)
	iShares MSCI Emerging Markets
893
89,300	Put, 03/16/18, Strike $46.50	(24,111)
780
78,000	Put, 04/20/18, Strike $46.00	(33,540)
650
65,000	Put, 03/16/18, Strike $43.50	(7,475)
	S&P 500 Index
37
3,700	Put, 03/16/18, Strike $2,575.00	(23,865)
35
3,500	Put, 04/20/18, Strike $2,610.00	(62,825)
27
2,700	Put, 03/16/18, Strike $2,550.00	(14,985)

	TOTAL WRITTEN OPTIONS (Premium $446,863)	$(296,686)

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $39,221,068 (see Note 6 - Notes Payable).
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate show n is the rate in effect at January 31, 2018.
&	Illiquid security.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not know n prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $152,531.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of January 31, 2018.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2018
	Value	% of Total Investments
US Dollar	$108,589,365	63.4%
European Monetary Unit	19,974,296	11.6%
Japanese Yen	15,163,660	8.8%
Hong Kong Dollar	10,630,475	6.2%
British Pound Sterling	6,123,487	3.6%
Swiss Franc	5,696,533	3.3%
Indian Rupee	2,471,894	1.4%
New Taiwan Dollar	2,377,090	1.4%
Canadian Dollar	415,170	0.3%
Total Investments Net of Written Options	$171,441,970	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Global Total Return (the “Fund”) was organized as a Delaware statutory trust on March 30, 2004 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on October 27, 2005. The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 50% of its managed assets in equity securities (including securities that are convertible into equity securities). The Fund may invest up to 100% of its managed assets in securities of foreign issuers, including debt and equity securities of corporate issuers and debt securities of government issuers, in developed and emerging markets. Under normal circumstances, the Fund will invest at least 30% of its managed assets in securities of foreign issuers. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at January 31, 2018 was as follows*:

Cost basis of investments	$164,792,934
Gross unrealized appreciation	12,458,233
Gross unrealized depreciation	(5,809,197)
Net unrealized appreciation (depreciation)	$6,649,036

See accompanying Notes to Schedule of Investments

1

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 480,000 mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $12.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at January 31, 2018.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	160	$25	$4,000,000
Series B	9/06/24	4.00%	160	$25	$4,000,000
Series C	9/06/27	4.24%	160	$25	$4,000,000
				Total	$12,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statements of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA” by Fitch Ratings, Inc. (“Fitch”). If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.

Note 4 – Fair Value Measurements

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

●	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

●	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

●	Level 3 – Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$18,943,062	$—	$18,943,062
Convertible Bonds	—	37,997,386	—	37,997,386
U.S. Government and Agency Securities	—	2,877,956	—	2,877,956
Bank Loans	—	307,932	—	307,932
Convertible Preferred Stocks	6,732,174	4,927,651	—	11,659,825
Common Stocks Foreign	415,170	49,049,205	—	49,464,375
Common Stocks U.S.	42,852,402	876,661	—	43,729,063
Rights	—	64,071	—	64,071
Exchange-Traded Funds	1,274,075	—	—	1,274,075
Purchased Options	2,723,276	—	—	2,723,276
Short Term Investments	2,697,635	—	—	2,697,635
TOTAL	$56,694,732	$115,043,924	$—	$171,738,656
Liabilities:
Written Options	$296,686	$—	$—	$296,686
TOTAL	$296,686	$—	$—	$296,686

	TRANSFERS IN TO LEVEL 1	TRANSFERS OUT OF LEVEL 1*	TRANSFERS IN TO LEVEL 2*	TRANSFERS OUT OF LEVEL 2
Investments at Value:
Common Stock Foreign	$—	$3,037,228	$3,037,228	$—
TOTAL	$—	$3,037,228	$3,037,228	$—

* Transfers from Level 1 to Level 2 were due to the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Global Total Return Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Global Total Return Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 8, 2018

By:	/s/ Curtis Holloway
Name:	Curtis Holloway
Title:	Principal Financial Officer
Date:	March 8, 2018